INCOME TAXES (Details) (JPY ¥) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income from operations before income taxes:
Domestic	¥ 993,179	¥ 2,312,763	¥ 996,687
Foreign	57,216	61,316	(6,085)
Income before income taxes	1,050,395	2,374,079	990,602
Income taxes-current
Domestic	267,982	996,521	339,470
Foreign	29,417	14,819	45
Total	297,399	1,011,340	339,515
Income taxes-deferred
Domestic	142,028	(6,609)	(137,411)
Foreign	10,457	(1,290)	723
Total	152,484	(7,899)	(136,688)
Income tax expenses attributable to operations	449,884	1,003,441	202,827
Income tax expenses attributable to other comprehensive income	890	20,656	47,074
Deferred Tax Asset
Impairment loss on investments in securities	44,381	44,381
Depreciation and amortization	11,441	10,856
Accrued municipal governments tax	12,088	59,057
Research and development cost for internal use software	1,224	3,053
Deferred revenue	5,911	13,537
Accrued bonus	29,473	25,657
Accrued vacation	14,215	5,196
Asset retirement obligations	7,344	6,274
Operating loss carryforwards	20,933	2,701
Accounts payable	27,472
Others	20,699	13,509
Total	195,181	184,221
Valuation allowance	(22,856)	(801)	(22,931)	(229,176)
Total	172,325	183,420
Deferred Tax Liability
Depreciation and amortization	52,209	8,893
Unrealized gain on available-for-sale securities	56,775	59,180
IPO Costs	103,953	30,340
Unrealized foreign exchange gains	23,983
Others	11,425	6,576
Total	¥ 248,345	¥ 104,989